CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	$ 122,789,192	$ 52,299,863	$ (9,472,074)
Adjustments to reconcile net (loss) income to net cash by operating activities:
Allowance for doubtful debts	671,545	(31,090)
Prepaid expenses write-down		343,015	222,999
Inventory write-down	35,585,311	33,883,024	12,166,659
Depreciation of property and equipment	17,945,376	8,838,893	4,527,122
Amortization of intangible assets	40,328,316	229,456	4,801
Impairment loss on intangible assets	2,724,963
Loss on disposal of property and equipment	31,907	52,712	20,670
Share-based compensation expenses	36,790,447	12,456,263	7,596,949
Share of loss of affiliates	(10,232,492)	0	0
Impairment loss of other investment	1,006,083	0	0
Interest income on held-to-maturity securities	(19,278,368)	(4,256,810)	(1,026,325)
Amortization of debt issuance cost	4,303,481
Changes in operating assets and liabilities:
Accounts receivable	(21,941,959)	3,791,431	(2,866,381)
Amounts due from related parties	(4,994,873)	177,237	1,924,616
Other receivables	(64,912,801)	(6,512,714)	(583,406)
Inventories	(337,003,681)	(160,045,398)	(86,388,390)
Advances to suppliers	8,606	(3,789,748)	2,859,976
Prepaid expenses	(850,747)	(1,697,925)	390,318
Prepayment of operating lease	(13,214,473)
Deposit related to acquisition of land use right	(7,168,459)
Deferred tax assets	(26,450,044)	(11,126,647)
Accounts payable	448,569,630	283,392,054	105,435,451
Advance from customers	97,553,687	75,833,038	40,567,356
Accrued expenses and other current liabilities	179,536,879	143,651,077	26,009,941
Amounts due to related parties(note a)	3,026,275	805,655	(168,989)
Deferred income	9,651,357	8,788,414	10,347,912
Deferred tax liability	(9,279,689)
Net cash from operating activities	505,660,453	437,081,800	111,569,205
Cash flows used in investing activities:
Purchase of property and equipment	(256,027,300)	(22,248,981)	(12,379,386)
Purchase of other assets	(4,668,184)	(5,293,188)	(770)
Proceed from disposal of property and equipment		682,260	19,972
Decrease in restricted deposits			14,214,585
Purchase of held-to-maturity securities	(1,018,196,176)	(615,243,570)	(101,302,171)
Proceed from redemption of held-to-maturity securities upon maturities	809,201,909	321,208,517	16,231,306
Investment to affiliates and other investments	(74,773,712)
Acquisition of a subsidiary, net of cash acquired of nil, nil and $20,503 in 2012, 2013 and 2014, respectively	(112,500,000)
Prepayment for investment to an affiliate	(6,527,910)
Increase in entrusted loan	(671,545)
Increase in restricted cash	(64,526)
Net cash used in investing activities	(664,227,444)	(320,894,962)	(83,216,464)
Cash flows from financing activities:
Proceeds from bank borrowings	169,872,741
Repayment to bank borrowings	(169,872,741)		(12,710,720)
Capital contributions from non-controlling interests	1,214,769
Other capital contributions	689,294
Proceed from issuance of convertible notes	618,268,750
Issuance cost of convertible notes offering	(1,078,091)
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs		90,348,312	62,689,835
Proceeds from issuance of ordinary shares upon exercise of stock options	1,786,728	2,049,326	191,533
Net cash provided by financing activities	620,881,450	92,397,638	50,170,648
Effect of exchange rate changes	(24,900,584)	1,657,914	994,462
Net increase in cash and cash equivalents	437,413,875	210,242,390	79,517,851
Cash and cash equivalents at beginning of the period	334,715,019	124,472,629	44,954,778
Cash and cash equivalents at end of the period	$ 772,128,894	$ 334,715,019	$ 124,472,629